Summary of Significant Accounting Policies - Useful Lives (Details)	12 Months Ended
Dec. 31, 2020
Computer equipment and servers
Property, Plant and Equipment [Line Items]
Useful life	3 years
Capitalized internal-use software
Property, Plant and Equipment [Line Items]
Useful life	3 years
Office equipment and other
Property, Plant and Equipment [Line Items]
Useful life	5 years